COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS - Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS
Prepaid insurance		$ 39,196	$ 27,453
Other		10,713	14,186
Prepaid Expense and Other Assets, Current	$ 30,415	$ 49,909	$ 41,639